TAX ASSETS AND LIABILITIES - Current tax accounts receivable and payable (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TAX ASSETS AND LIABILITIES
Monthly provisional payments	$ 2,113,749	$ 4,691,320
Tax credits	12,435,193	32,125,597
Recoverable taxes from prior years	547,475	27,247
Surplus Tax Credit	2,151,773	6,265,971
Other Recoverable Taxes	497,916	272,923
Total	17,746,106	43,383,058
Income tax expense	28,224,678	13,411,621
Other	144,598
Total	$ 28,369,276	$ 13,411,621